Other payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other Payables And Accrued Liabilities
Schedule of Other payables and accrued liabilities

	As of June 30, 2022	As of December 31, 2021

Salary payables	$1,219,460	$846,761
Employee reimbursement and benefit payables	10,257	63,586
Professional fees payable	12,196	—
Other miscellaneous payables	29,130	23,099
Warranty liability	13,824	14,530
Total other payables and accrued liabilities	$1,284,867	$947,976